Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 349,282	$ 76,356	$ 472,509
Accounts receivable, net of allowance for doubtful accounts of $1,379,519 and $1,216,204, respectively	12,800,952	4,023,578	1,003,613
Original issuance discount	80,788
Deferred financing costs	18,900
Other assets	269	269	269
Total current assets	13,250,191	4,100,203	1,476,391
Furniture, fixtures, and equipment	15,172	6,498
Total assets	13,265,363	4,106,701	1,476,391
Liabilities and stockholders’ equity (deficit):
Accounts payable and accrued liabilities	4,217,047	2,126,562	1,910,628
Accounts payable related party			68,209
Deferred revenue			150,000
Notes payable	996,520	400,000
Accrued interest	39,796	13,250
Total current liabilities	5,253,363	2,539,812	2,128,837
Total liabilities	5,253,363	2,539,812	2,128,837
Commitments and Contingencies (Note 9)
Stockholders’ equity:
Common stock, par value $0.0001, 300,000,000 shares authorized; 31,342,285 and 30,763,087 shares issued and outstanding, as of December 31, 2024, and December 31, 2023, respectively	3,134	3,134	3,077
Additional paid-in capital	30,033,430	30,033,430	24,060,884
Accumulated deficit	(22,024,564)	(28,469,675)	(24,716,407)
Total stockholders’ equity (deficit)	8,012,000	1,566,889	(652,446)
Total liabilities and stockholders’ deficit:	$ 13,265,363	$ 4,106,701	$ 1,476,391